Summary Prospectus and
Prospectus Supplement

August 19, 2021

Morgan Stanley Institutional Fund, Inc.

Supplement dated August 19, 2021 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2021

Real Assets Portfolio (the "Fund")

On August 19, 2021, Fund shareholders approved changing the Fund's fundamental investment policy regarding industry concentration, eliminating the requirement that the Fund invest 25% or more of its total assets in the real estate and infrastructure group of industries (i.e., "concentrate" in the real estate and infrastructure group of industries).

Accordingly, effective on or about August 31, 2021, the Fund's principal investment strategies and process will be revised accordingly to reflect the elimination of the Fund's fundamental investment policy to concentrate in the real estate and infrastructure group of industries.

As previously announced, the change in fundamental investment policy is part of a broader repositioning of the Fund. The broader repositioning of the Fund may result in transaction costs and have an adverse tax consequence.

Please retain this supplement for future reference.

  IFIRAPCSUMPROPSPT 8/21

Statement of Additional Information Supplement

August 19, 2021

Morgan Stanley Institutional Fund, Inc.

Supplement dated August 19, 2021 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2021

Real Assets Portfolio (the "Fund")

On August 19, 2021, Fund shareholders approved changing the Fund's fundamental investment policy regarding industry concentration, eliminating the requirement that the Fund invest 25% or more of its total assets in the real estate and infrastructure group of industries (i.e., "concentrate" in the real estate and infrastructure group of industries).

Accordingly, effective on or about August 31, 2021, the Fund's fundamental investment policy regarding concentration will be as follows:

The Fund will not acquire any securities of companies within one industry if, as a result of such acquisition, 25% or more of the value of the Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

As previously announced, the change in fundamental investment policy is part of a broader repositioning of the Fund. The broader repositioning of the Fund may result in transaction costs and have an adverse tax consequence.

Please retain this supplement for future reference.